Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Registrant Name	HAWAIIAN TAX FREE TRUST
Entity Central Index Key	0000750909
Amendment Flag	false
Document Creation Date	Jul. 24, 2018
Document Effective Date	Jul. 25, 2018
Prospectus Date	Jul. 25, 2018